TRADE AND OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2022
Trade And Other Payables
SCHEDULE OF TRADE AND OTHER PAYABLES
	2021	2022
	S$	S$

Trade payable	46,249	14,628
Amount due to a director	1,265	1,265
Sundry payables	18,038	158,995
Accrued expenses	144,701	235,910
Deferred grant income	8,480	5,600
Total	218,733	416,398